16) Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution Tables Abstract
Calculation of income tax and social contribution charges
a)	Calculation of income tax and social contribution charges

	R$ thousand
	Years ended December 31
	2020	2019	2018
Income before income tax and social contribution	4,075,295	13,381,078	19,442,015
Total burden of income tax and social contribution at the current rates (Note 2t)	(1,833,883)	(5,352,431)	(8,748,907)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	200,186	480,433	756,169
Interest on shareholders’ equity	2,496,587	2,949,143	3,284,368
Other amounts (1)	11,095,776	9,714,984	2,014,794
Income tax and social contribution for the period	11,958,666	7,792,129	(2,693,576)
Effective rate	293.4%	58.2%	13.9%

(1) Primarily, includes: (i) the exchange variation of assets and liabilities, derived from investments abroad, in the amount of R$10,047,819 thousand (R$934,897 thousand in 2019 and R$3,735,509 thousand in 2018); (ii) in 2019 the amount of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment no. 103 enacted in November 2019; (iii) the equalization of the effective rate of non-bank financial companies and companies in the insurance industry, as of 2020, and of non-financial companies, in relation to that shown; and (iv) the deductions encouraged.

Composition of income tax and social contribution in the consolidated statement of income
b)	Composition of income tax and social contribution in the consolidated statement of income

	R$ thousand
	Years ended December 31
	2020	2019	2018
Current taxes:
Income tax and social contribution payable	(4,632,251)	(7,097,696)	(7,623,800)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	5,863,870	13,686,499	3,254,601
Use of opening balances of:
Social contribution loss	(63,150)	(107,984)	(313,223)
Income tax loss	(79,842)	(186,773)	(343,791)
Addition on:
Social contribution loss	4,813,120	1,174,988	870,717
Income tax loss	6,056,919	323,095	1,461,920
Total deferred tax expense	16,590,917	14,889,825	4,930,224
Income taxes	11,958,666	7,792,129	(2,693,576)

Deferred income tax and social contribution presented in the consolidated statement of financial position
c)	Deferred income tax and social contribution presented in the consolidated statement of financial position

	R$ thousand
	Balance on December 31, 2019	Amount recorded	Realized / Decrease	Balance on December 31, 2020
Provisions for credit losses	39,656,446	11,625,279	(5,531,450)	45,750,275
Provision for contingencies	10,462,850	1,803,110	(1,842,064)	10,423,896
Impairment of securities and investments	2,789,316	1,607,701	(646,514)	3,750,503
Adjustment to fair value of securities	1,346,668	633,811	(989,410)	991,069
Other	6,376,906	3,611,893	(3,417,972)	6,570,827
Total deductible taxes on temporary differences	60,632,186	19,281,794	(12,427,410)	67,486,570
Income tax and social contribution losses in Brazil and overseas	7,882,821	10,870,039	(142,992)	18,609,868
Total deferred tax assets (1)	68,515,007	30,151,833	(12,570,402)	86,096,438
Deferred tax liabilities (1)	10,025,555	3,071,916	(2,735,645)	10,361,826
Net deferred taxes (1)	58,489,452	27,079,917	(9,834,757)	75,734,612

	R$ thousand
	Balance on December 31, 2018	Amount recorded (2)	Realized / Decrease	Balance on December 31, 2019
Provisions for credit losses	31,642,800	14,212,786	(6,199,140)	39,656,446
Provision for contingencies	7,534,723	4,790,532	(1,862,405)	10,462,850
Impairment of securities and investments	1,889,028	1,967,811	(1,067,523)	2,789,316
Adjustment to fair value of securities	2,198,742	1,339,401	(2,191,475)	1,346,668
Other	3,336,145	5,025,820	(1,985,059)	6,376,906
Total deductible taxes on temporary differences	46,601,438	27,336,350	(13,305,602)	60,632,186
Income tax and social contribution losses in Brazil and overseas	6,679,495	1,498,083	(294,757)	7,882,821
Total deferred tax assets (1)	53,280,933	28,834,433	(13,600,359)	68,515,007
Deferred tax liabilities (1)	5,798,953	5,011,070	(784,468)	10,025,555
Net deferred taxes (1)	47,481,980	23,823,363	(12,815,891)	58,489,452

(1) Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position by taxable entity, and were R$9,112,176 thousand in 2020 (R$8,944,952 thousand in 2019); and

(2) It includes the effect of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks’ net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment No. 103 promulgated in November 2019.

Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution
d)	Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

	R$ thousand
	Temporary differences		Carry-forward tax losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2021	9,037,091	7,077,160	207,207	167,457	16,488,915
2022	8,600,523	6,801,509	177,515	144,305	15,723,852
2023	8,412,841	6,568,376	252,134	203,715	15,437,066
2024	7,423,699	5,892,039	207,162	184,877	13,707,777
2025	3,410,326	2,530,929	1,607,787	1,294,024	8,843,066
2026	821,069	652,097	2,060,938	1,716,355	5,250,459
2027	138,800	109,690	2,285,541	1,896,055	4,430,086
2028	5,789	4,632	2,214,619	1,828,733	4,053,773
2029	-	-	836,633	1,324,811	2,161,444
Total	37,850,138	29,636,432	9,849,536	8,760,332	86,096,438

Deferred tax liabilities
e)	Deferred tax liabilities

	R$ thousand
	Balance on December 31, 2019	Amount recorded	Realized/Decrease	Balance on December 31, 2020
Fair value adjustment to securities and derivative financial instruments	8,732	890,275	(8,732)	890,275
Difference in depreciation	237,400	15,080	(19,632)	232,848
Judicial deposit	2,154,003	113,429	(82,569)	2,184,863
Other	2,579,556	193,260	(110,597)	2,662,219
Total deferred liabilities on temporary exclusions	4,979,691	1,212,044	(221,530)	5,970,205
Adjustment to fair value of available-for-sale securities	5,045,864	1,859,872	(2,514,115)	4,391,621
Total deferred tax expense	10,025,555	3,071,916	(2,735,645)	10,361,826

	R$ thousand
	Balance on December 31, 2018	Amount recorded	Realized/Decrease	Balance on December 31, 2019
Fair value adjustment to securities and derivative financial instruments	58,082	3,187	(52,537)	8,732
Difference in depreciation	242,571	3,969	(9,140)	237,400
Judicial deposit	1,841,678	326,879	(14,554)	2,154,003
Other	2,493,111	364,126	(277,681)	2,579,556
Total deferred liabilities on temporary exclusions	4,635,442	698,161	(353,912)	4,979,691
Adjustment to fair value of available-for-sale securities	1,163,511	4,557,141	(674,788)	5,045,864
Total deferred tax expense	5,798,953	5,255,302	(1,028,700)	10,025,555

Income tax and social contribution on adjustments recognized directly in equity
f)	Income tax and social contribution on adjustments recognized directly in other comprehensive income

	R$ thousand
	On December 31, 2020			On December 31, 2019			On December 31, 2018
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Financial assets at fair value through other comprehensive income	(200,532)	218,123	17,591	10,027,427	(4,231,992)	5,795,435	(512,397)	215,482	(296,915)
Exchange differences on translations of foreign operations	235,863	-	235,863	73,867	-	73,867	113,198	-	113,198
Other	(39,523)	17,930	(21,593)	(371,887)	167,349	(204,538)	(154,607)	61,843	(92,764)
Total	(4,192)	236,053	231,861	9,729,407	(4,064,643)	5,664,764	(553,806)	277,325	(276,481)